Nature of business and organization (Details Narrative)			1 Months Ended
	Jul. 14, 2021	Jul. 01, 2021	Apr. 16, 2026	Jun. 27, 2023	Mar. 17, 2023	Dec. 31, 2022	Nov. 30, 2021	Apr. 15, 2021
Viwo Technology Limited Viwo Tech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owned subsidiary								55.00%
Shanghai Guoyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred	100.00%	99.00%
Tapuyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred							100.00%
Younike [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred						100.00%
S Z Weidong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred			1.00%		1.00%
V I W O Technology Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owned subsidiary				55.00%
Weidong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred			99.00%
Shenzhen Weiyixin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred			100.00%